Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance for doubtful accounts	$ 33,000	$ 21,000	$ 0
Net of accumulated depreciation	1,251	673
Liability on sale of future revenues, net of discount	69,832	135,641
Notes payable, net of unamortized discount	$ 2,804,049	$ 0	$ 3,056
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, undesignated shares authorized	7,013,600	7,013,600	6,704,061
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	250,000,000	250,000,000	31,250,000
Common stock, shares issued	5,009,508	3,619,658
Common stock, shares outstanding	5,009,508	3,619,658
Preferred stock, Series D [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	2,000,000	2,000,000
Preferred stock, shares issued	536,595	454,546
Preferred stock, shares outstanding	536,595	454,546
Preferred stock, Series E [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	775,000	775,000	775,000
Preferred stock, shares issued	731,845	734,986	775,000
Preferred stock, shares outstanding	731,845	734,986	775,000
Preferred stock, Series F [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	200,000	200,000
Preferred stock, shares issued	64,382	139,768
Preferred stock, shares outstanding	64,382	139,768